Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 2,490	$ 2,288	$ 2,134
Dividends on preferred shares and distributions on other equity instruments	(81)		(65)
Net income available to common shareholders	$ 2,409		$ 2,069
Weighted-average number of common shares outstanding (in shares)	708,402,000		729,564,000
Basic earnings per common share (in canadian dollars per share)	$ 3.40	$ 2.98	$ 2.84
Diluted Earnings Per Common Share
Net income available to common shareholders	$ 2,409		$ 2,069
Weighted-average number of common shares outstanding (in shares)	708,402,000		729,564,000
Dilutive impact of stock options
Stock options potentially exercisable (in shares)	5,306,000		6,245,000
Common shares potentially repurchased (in shares)	(3,542,000)		(5,119,000)
Weighted-average number of diluted common shares outstanding (in shares)	710,166,000		730,690,000
Diluted earnings per common share (in canadian dollars per share)	$ 3.39	$ 2.97	$ 2.83
Dilutive potential shares from stock options
Dilutive impact of stock options
Outstanding options excluded from calculation of diluted earnings per share (in shares)	515,139		482,948
Weighted-average exercise price (in canadian dollars per share)	$ 203.51		$ 153.89